Report of Independent Registered
Public Accounting Firm
To the Board of Directors and
Unitholders of CPG Vintage Access Fund
VII, LLC
In planning and performing our audit of
the financial statements of CPG Vintage
Access Fund VII, LLC (the "Fund") as of
March 31, 2025 and for the period May
24, 2024 (commencement of
operations) through March 31, 2025, in
accordance with the auditing standards
of the Public Company Accounting
Oversight Board (United States)
(PCAOB), we considered the Fund's
internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we do not express an
opinion on the effectiveness of the
Fund's internal control over financial
reporting.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB.
However, we noted the following
deficiency in the Fund's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of March 31, 2025.

A material weakness exists in the design and operating effectiveness of controls over the determination of the appropriate classification and presentation of cash and cash equivalents in the Fund's financial statements. More specifically, the controls were not designed to determine
(i) the appropriate identification,
classification, and presentation of cash and cash equivalents in accordance with GAAP during the new account set up process and (ii) the appropriate and consistent reporting in the Fund's financial statements. While this deficiency did not result in an error in the financial statements of the Fund, this material weakness, if not remediated, could result in misstatements related to the classification and presentation of cash and cash equivalents that would result in a material misstatement to the financial statements that would not be prevented or detected.

Management has developed a plan to
enhance the Fund's controls and
remediate the material weakness
described above. Management's plan
enhances the controls to determine and
document the appropriate GAAP
classification of new bank accounts
during the new account set up process
and validate its application during the
financial reporting process to verify
appropriate and consistent presentation
and disclosure in the financial
statements. We have not performed any
procedures to assess this proposed
corrective action, including its
sufficiency in addressing the material
weakness described above.

This report is intended solely for the
information and use of the Board of
Directors of CPG Vintage Access Fund
VII, LLC and the Securities and
Exchange Commission and is not
intended to be and should not be used
by anyone other than these specified
parties.
/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 9, 2025
1